Accounting Standards and Basis of Preparation - Summary of Useful Life for Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2018
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates property plant and equipment	50 Years
Furniture and plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates property plant and equipment	10 Years
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates property plant and equipment	5 Years
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates property plant and equipment	5 Years
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates property plant and equipment	5 Years